LEASE - Contingent Rent Payment Terms (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Future minimum lease payments under non-cancellable operating leases agreements
2019	¥ 53,582
2020	22,193
2021	18,792
2022	4,962
2023	5,034
2024 and thereafter	5,479
Total	¥ 110,042